RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (Assets Measured at Fair Value Using Significant Unobservable Inputs) (Level 3) (Details) - Foreign Plan [Member] - Pension Plan [Member] - USD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value — beginning of year	$ 1,440	$ 1,317
Fair value — end of year	1,392	1,440
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value — beginning of year	3	3
Realized gains	0	0
Unrealized gains/(losses)	0	0
Purchases, sales, issuances, and settlements	0	0
Transfers in (out)	0	0
Fair value — end of year	$ 3	$ 3